Related Party Balance and Transactions	12 Months Ended
Sep. 30, 2024
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

(8) Related Party Balance and Transactions

Other than the amount due to Mr. Shangzhao (Cizar) Hong, described below, we had no other related party transactions during the fiscal years ended September 30, 2024, 2023 and 2022.

The short-term loans due to Mr. Hong are to provide the Company’s working capital needs, and are interest-free, unsecured and repayable on demand.

As of September 30, 2024, 2023 and 2022, the outstanding balances due to Mr. Hong were as follows:

	Nature	2024	2023	2022
		US$	US$	US$
Shangzhao (Cizar) Hong	To meet Company’s working capital needs	-	-	989,373